UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY 10017

13 File Number: 02805547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  April 20, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    169829



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100    10800  1200000 SH       SOLE     01         1200000        0        0
D BOOKHAM INC                    COMMON STOCK     09856E105    10515  1102180 SH       SOLE     01         1102180        0        0
D CERAGON NETWORKS COM STK       COMMON STOCK     M22013102     6253  1300000 SH       SOLE     01         1300000        0        0
D FIRST AVENUE NETWORKS, INC     COMMON STOCK     31865X106     8466   960904 SH       SOLE     01          960904        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106    10710  3500000 SH       SOLE     01         3500000        0        0
D KOMAG INC COM                  COMMON STOCK     500453204     9520   200000 SH       SOLE     01          200000        0        0
D LANTRONIX INC                  COMMON STOCK     516548104     3978  1700000 SH       SOLE     01         1700000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     4600   900100 SH       SOLE     01          900100        0        0
D MICRON TECHNOLOGY INC COM      COMMON STOCK     595112103     1472   100000 SH       SOLE     01          100000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   99O936BK5    41930  1000000 SH  PUT  SOLE     01         1000000        0        0
D NETFLIX INC COM                COMMON STOCK     64110L106     8697   300000 SH       SOLE     01          300000        0        0
D RADVISION LTD COM STK          COMMON STOCK     M81869105    10710   600000 SH       SOLE     01          600000        0        0
D REALNETWORKS INC COM           COMMON STOCK     75605L104    12375  1500000 SH       SOLE     01         1500000        0        0
D SIGMA DESIGN COM               COMMON STOCK     826565103     3648   250000 SH       SOLE     01          250000        0        0
D TIVO INC COM STK               COMMON STOCK     888706108    18075  2500000 SH       SOLE     01         2500000        0        0
D TRANSMETA COM STK              COMMON STOCK     89376R109     8080  4000000 SH       SOLE     01         4000000        0        0
S REPORT SUMMARY                 16 DATA RECORDS              169829        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED